Operating Segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of segment reporting information by segment
	For the year ended December 31, 2020
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (*)	Total consolidated
	USD in thousands
Revenues	1,000	-	1,000	-	1,000

Research and development expenses	265	6,466	6,731	757	7,488

Loss (profit) before sales, general and administrative expenses	(735)	6,466	5,731	757	6,488

Operating loss					12,612
Finance expenses, net					15,462
Loss for the year					28,074

	For the year ended December 31, 2019
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (*)	Total consolidated
	USD in thousands
Revenues	1,000	-	1,000	-	1,000

Research and development expenses	395	2,041	2,436	238	2,674

Loss (profit) before sales, general and administrative expenses	(605)	2,041	1,436	238	1,674

Operating loss					7,156
Finance income, net					(1,479)
Tax Expenses					216
Loss for the year					5,893

	For the year ended December 31, 2018
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (*)	Total consolidated
	USD in thousands
Revenues	1,000	-	1,000	-	1,000

Research and development expenses	2,185	2,537	4,722	546	5,268

Loss (profit) before sales, general and administrative expenses	1,185	2,537	3,722	546	4,268

Operating loss					7,826
Finance income, net					(2,257)
Loss for the year					5,569

(*)	Includes employees share based payments expenses.